UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09114

The Needham Funds, Inc.

(Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Address of principal executive offices) (Zip code)

Mr. George A. Needham

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Name and address of agent for service)

1-800-625-7071

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: January 1, 2024-June 30, 2024

Item 1. Reports to Stockholders.

(a)

Needham Growth Fund
Retail Class | NEEGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Needham Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$95	1.68%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Growth Fund outperformed its benchmarks, the Russell 3000, the Russell MidCap Growth Index, and the S&P MidCap 400 Total Return Index.
The key factor affecting the Fund’s performance was stock selection. The top contributor was Super Micro Computer, Inc. (SMCI). Super Micro manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The Fund has owned Super Micro since 2009. None of the detractors was significant relative to the contribution from the contributors.
The Fund had significant inflows and ended June with 15.5% cash.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We are invested in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/AI processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our investment strategy is to invest in companies investing in new products and services and hold those that are successful. The Fund had trailing twelve-month turnover of 15%.
Macroeconomic Factors
At the start of 2024, the market expected the Federal Reserve to lower interest rates at least once in 2024. In the first half of 2024, the Fed did not lower rates and inflation remained at 3%, above the Fed’s 2% target. The delay in rate cuts was a headwind to equities in the second quarter. The market expects one rate cut in September and another in December.

Top Contributors
↑	Super Micro Computer, Inc.
↑	Nova, Ltd.
↑	Aspen Aerogels, Inc.
↑	FormFactor, Inc.
↑	Parsons Corp.
Needham Growth Fund	PAGE 1	TSR-SAR-63983V100

Top Detractors
↓	Vicor Corp.
↓	Akamai Technologies, Inc.
↓	Photronics, Inc.
↓	Unisys Corp.
↓	CryoPort, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	31.21	17.15	11.46
Russell 3000 Total Return	23.13	14.14	12.15
Russell Midcap Growth Total Return	15.05	9.93	10.51
S&P MidCap 400 Total Return Index	13.57	10.27	9.14
Visit www.needhamfunds.com/resources-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$235,401,285
Number of Holdings	68
Portfolio Turnover	11%
Visit www.needhamfunds.com/resources-forms for more recent performance information.
Needham Growth Fund	PAGE 2	TSR-SAR-63983V100

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Information Technology	51.7%
Industrials	10.6%
Health Care	8.7%
Materials	4.7%
Consumer Discretionary	3.7%
Communication Services	3.5%
Real Estate	0.5%
Energy	0.5%
Financials	0.3%
Cash & Other	15.8%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	15.5%
Super Micro Computer, Inc.	10.7%
Entegris, Inc.	5.4%
PDF Solutions, Inc.	4.4%
Nova, Ltd.	4.3%
Aspen Aerogels, Inc.	4.1%
Thermo Fisher Scientific, Inc.	3.8%
FormFactor, Inc.	2.8%
Parsons Corp.	2.8%
CarMax, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Growth Fund	PAGE 3	TSR-SAR-63983V100

Needham Growth Fund
Institutional Class | NEEIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Needham Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	1.32%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Growth Fund outperformed its benchmarks, the Russell 3000, the Russell MidCap Growth Index, and the S&P MidCap 400 Total Return Index.
The key factor affecting the Fund’s performance was stock selection. The top contributor was Super Micro Computer, Inc. (SMCI). Super Micro manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The Fund has owned Super Micro since 2009. None of the detractors was significant relative to the contribution from the contributors.
The Fund had significant inflows and ended June with 15.5% cash.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We are invested in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/AI processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our investment strategy is to invest in companies investing in new products and services and hold those that are successful. The Fund had trailing twelve-month turnover of 15%.
Macroeconomic Factors
At the start of 2024, the market expected the Federal Reserve to lower interest rates at least once in 2024. In the first half of 2024, the Fed did not lower rates and inflation remained at 3%, above the Fed’s 2% target. The delay in rate cuts was a headwind to equities in the second quarter. The market expects one rate cut in September and another in December.

Top Contributors
↑	Super Micro Computer, Inc.
↑	Nova, Ltd.
↑	Aspen Aerogels, Inc.
↑	FormFactor, Inc.
↑	Parsons Corp.
Needham Growth Fund	PAGE 1	TSR-SAR-63983V407

Top Detractors
↓	Vicor Corp.
↓	Akamai Technologies, Inc.
↓	Photronics, Inc.
↓	Unisys Corp.
↓	CryoPort, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	31.66	17.65	14.64
Russell 3000 Total Return	23.13	14.14	13.82
Russell Midcap Growth Total Return	15.05	9.93	12.48
S&P MidCap 400 Total Return Index	13.57	10.27	9.60
Visit www.needhamfunds.com/resources-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$235,401,285
Number of Holdings	68
Portfolio Turnover	11%
Visit www.needhamfunds.com/resources-forms for more recent performance information.
Needham Growth Fund	PAGE 2	TSR-SAR-63983V407

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Information Technology	51.7%
Industrials	10.6%
Health Care	8.7%
Materials	4.7%
Consumer Discretionary	3.7%
Communication Services	3.5%
Real Estate	0.5%
Energy	0.5%
Financials	0.3%
Cash & Other	15.8%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	15.5%
Super Micro Computer, Inc.	10.7%
Entegris, Inc.	5.4%
PDF Solutions, Inc.	4.4%
Nova, Ltd.	4.3%
Aspen Aerogels, Inc.	4.1%
Thermo Fisher Scientific, Inc.	3.8%
FormFactor, Inc.	2.8%
Parsons Corp.	2.8%
CarMax, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Growth Fund	PAGE 3	TSR-SAR-63983V407

Needham Aggressive Growth Fund
Retail Class | NEAGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$89	1.66%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Aggressive Growth Fund outperformed its benchmarks, the Russell 3000 and the Russell 2000 Growth Index.
The key factor affecting the Fund’s performance was stock selection. The top contributor was Super Micro Computer, Inc. (SMCI). Super Micro manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The Fund has owned Super Micro since 2009. None of the detractors was significant relative to the contribution from the contributors.
The Fund had significant inflows and ended June with 15.0% cash.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We are invested in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/AI processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our investment strategy is to invest in companies investing in new products and services and hold those that are successful. The Fund had trailing twelve-month turnover of 8%.
Macroeconomic Factors
At the start of 2024, the market expected the Federal Reserve to lower interest rates at least once in 2024. In the first half of 2024, the Fed did not lower rates and inflation remained at 3%, above the Fed’s 2% target. The delay in rate cuts was a headwind to equities in the second quarter. The market expects one rate cut in September and another in December.

Top Contributors
↑	Super Micro Computer, Inc.
↑	Vital Farms, Inc.
↑	Aspen Aerogels, Inc.
↑	Vertiv Holdings Co.
↑	Nova, Ltd.
Needham Aggressive Growth Fund	PAGE 1	TSR-SAR-63983V209

Top Detractors
↓	Unisys Corp.
↓	Vicor Corp.
↓	FARO Technologies, Inc.
↓	nLight, Inc.
↓	American Software, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	25.73	23.24	14.24
Russell 3000 Total Return	23.13	14.14	12.15
Russell 2000 Growth Total Return	9.14	6.17	7.39
Visit www.needhamfunds.com/resources-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$801,616,049
Number of Holdings	87
Portfolio Turnover	13%
Visit www.needhamfunds.com/resources-forms for more recent performance information.
Needham Aggressive Growth Fund	PAGE 2	TSR-SAR-63983V209

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Information Technology	42.5%
Industrials	20.8%
Materials	7.7%
Consumer Discretionary	7.2%
Consumer Staples	4.3%
Health Care	2.3%
Energy	0.7%
Real Estate	0.5%
Financials	0.4%
Cash & Other	13.6%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	15.0%
Super Micro Computer, Inc.	6.9%
PDF Solutions, Inc.	4.0%
Aspen Aerogels, Inc.	3.8%
Vertiv Holdings Co.	2.7%
Vital Farms, Inc.	2.4%
Vishay Precision Group, Inc.	2.1%
Asure Software, Inc.	2.1%
Vicor Corp.	2.1%
Thermon Group Holdings, Inc.	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Aggressive Growth Fund	PAGE 3	TSR-SAR-63983V209

Needham Aggressive Growth Fund
Institutional Class | NEAIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.18%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Aggressive Growth Fund outperformed its benchmarks, the Russell 3000 and the Russell 2000 Growth Index.
The key factor affecting the Fund’s performance was stock selection. The top contributor was Super Micro Computer, Inc. (SMCI). Super Micro manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The Fund has owned Super Micro since 2009. None of the detractors was significant relative to the contribution from the contributors.
The Fund had significant inflows and ended June with 15.0% cash.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We are invested in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/AI processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our investment strategy is to invest in companies investing in new products and services and hold those that are successful. The Fund had trailing twelve-month turnover of 8%.
Macroeconomic Factors
At the start of 2024, the market expected the Federal Reserve to lower interest rates at least once in 2024. In the first half of 2024, the Fed did not lower rates and inflation remained at 3%, above the Fed’s 2% target. The delay in rate cuts was a headwind to equities in the second quarter. The market expects one rate cut in September and another in December.

Top Contributors
↑	Super Micro Computer, Inc.
↑	Vital Farms, Inc.
↑	Aspen Aerogels, Inc.
↑	Vertiv Holdings Co.
↑	Nova, Ltd.
Needham Aggressive Growth Fund	PAGE 1	TSR-SAR-63983V506

Top Detractors
↓	Unisys Corp.
↓	Vicor Corp.
↓	FARO Technologies, Inc.
↓	nLight, Inc.
↓	American Software, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	26.42	23.99	17.39
Russell 3000 Total Return	23.13	14.14	13.82
Russell 2000 Growth Total Return	9.14	6.17	8.14
Visit www.needhamfunds.com/resources-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$801,616,049
Number of Holdings	87
Portfolio Turnover	13%
Visit www.needhamfunds.com/resources-forms for more recent performance information.
Needham Aggressive Growth Fund	PAGE 2	TSR-SAR-63983V506

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Information Technology	42.5%
Industrials	20.8%
Materials	7.7%
Consumer Discretionary	7.2%
Consumer Staples	4.3%
Health Care	2.3%
Energy	0.7%
Real Estate	0.5%
Financials	0.4%
Cash & Other	13.6%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	15.0%
Super Micro Computer, Inc.	6.9%
PDF Solutions, Inc.	4.0%
Aspen Aerogels, Inc.	3.8%
Vertiv Holdings Co.	2.7%
Vital Farms, Inc.	2.4%
Vishay Precision Group, Inc.	2.1%
Asure Software, Inc.	2.1%
Vicor Corp.	2.1%
Thermon Group Holdings, Inc.	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Aggressive Growth Fund	PAGE 3	TSR-SAR-63983V506

Needham Small Cap Growth Fund
Retail Class | NESGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$92	1.78%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Small Cap Growth Fund outperformed the Russell 2000 Growth Index and underperformed the broad-based Russell 3000, as larger cap companies outperformed smaller cap stocks.
The key factor affecting the Fund’s performance was stock selection. The top contributing stock was Aspen Aerogels, Inc. (ASPN). Aspen Aerogels designs, develops and manufactures aerogel insulation used primarily in the energy infrastructure and building materials markets. It has significant opportunities within the automotive industry as the growth of electric vehicles continues. The ten bottom-performing stocks combined detracted from performance the same amount that Aspen Aerogels contributed to performance.
Investment Themes
Technology remains a long-term strength of the economy, and there are major secular trends that remain in place to support continued growth. Areas of long-term investment that we continue to like are mobile electrification, communications infrastructure, defense, AI, cloud computing, 5G devices and wireless connectivity, software and security, and specialty material manufacturers.
Macroeconomic Factors
The economy continued to digest the impact of higher interest rates. Global economic growth slowed as the impact of the higher cost of capital filtered throughout the economy. Inflation significantly improved, but the headwinds of elevated costs in housing, food, and labor remained a challenge. We anticipate the Federal Reserve will begin to cut interest rates later in the year.

Top Contributors
↑	Aspen Aerogels, Inc.
↑	MKS Instruments, Inc.
↑	AXT, Inc.
↑	TTM Technologies, Inc.
↑	Pure Storage, Inc.
Needham Small Cap Growth Fund	PAGE 1	TSR-SAR-63983V308

Top Detractors
↓	Cambium Networks Corp.
↓	Vicor Corp.
↓	ADTRAN Holdings, Inc.
↓	nLight, Inc.
↓	Viasat, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	11.99	12.79	11.82
Russell 3000 Total Return	23.13	14.14	12.15
Russell 2000 Growth Total Return	9.14	6.17	7.39
Visit www.needhamfunds.com/resources-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$165,695,958
Number of Holdings	54
Portfolio Turnover	13%
Visit www.needhamfunds.com/resources-forms for more recent performance information.
Needham Small Cap Growth Fund	PAGE 2	TSR-SAR-63983V308

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Information Technology	70.5%
Industrials	9.6%
Materials	7.1%
Health Care	2.2%
Consumer Discretionary	1.1%
Energy	0.5%
Cash & Other	9.0%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	8.9%
Aspen Aerogels, Inc.	7.1%
Zuora, Inc.	4.6%
TTM Technologies, Inc.	4.4%
Harmonic, Inc.	4.3%
Calix, Inc.	3.7%
PDF Solutions, Inc.	3.7%
Vicor Corp.	3.7%
nLight, Inc.	3.7%
Lumentum Holdings, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Small Cap Growth Fund	PAGE 3	TSR-SAR-63983V308

Needham Small Cap Growth Fund
Institutional Class | NESIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.18%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Small Cap Growth Fund outperformed the Russell 2000 Growth Index and underperformed the broad-based Russell 3000, as larger cap companies outperformed smaller cap stocks.
The key factor affecting the Fund’s performance was stock selection. The top contributing stock was Aspen Aerogels, Inc. (ASPN). Aspen Aerogels designs, develops and manufactures aerogel insulation used primarily in the energy infrastructure and building materials markets. It has significant opportunities within the automotive industry as the growth of electric vehicles continues. The ten bottom-performing stocks combined detracted from performance the same amount that Aspen Aerogels contributed to performance.
Investment Themes
Technology remains a long-term strength of the economy, and there are major secular trends that remain in place to support continued growth. Areas of long-term investment that we continue to like are mobile electrification, communications infrastructure, defense, AI, cloud computing, 5G devices and wireless connectivity, software and security, and specialty material manufacturers.
Macroeconomic Factors
The economy continued to digest the impact of higher interest rates. Global economic growth slowed as the impact of the higher cost of capital filtered throughout the economy. Inflation significantly improved, but the headwinds of elevated costs in housing, food, and labor remained a challenge. We anticipate the Federal Reserve will begin to cut interest rates later in the year.

Top Contributors
↑	Aspen Aerogels, Inc.
↑	MKS Instruments, Inc.
↑	AXT, Inc.
↑	TTM Technologies, Inc.
↑	Pure Storage, Inc.
Needham Small Cap Growth Fund	PAGE 1	TSR-SAR-63983V605

Top Detractors
↓	Cambium Networks Corp.
↓	Vicor Corp.
↓	ADTRAN Holdings, Inc.
↓	nLight, Inc.
↓	Viasat, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	12.64	13.44	13.64
Russell 3000 Total Return	23.13	14.14	13.82
Russell 2000 Growth Total Return	9.14	6.17	8.14
Visit www.needhamfunds.com/resources-forms for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$165,695,958
Number of Holdings	54
Portfolio Turnover	13%
Visit www.needhamfunds.com/resources-forms for more recent performance information.
Needham Small Cap Growth Fund	PAGE 2	TSR-SAR-63983V605

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Information Technology	70.5%
Industrials	9.6%
Materials	7.1%
Health Care	2.2%
Consumer Discretionary	1.1%
Energy	0.5%
Cash & Other	9.0%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	8.9%
Aspen Aerogels, Inc.	7.1%
Zuora, Inc.	4.6%
TTM Technologies, Inc.	4.4%
Harmonic, Inc.	4.3%
Calix, Inc.	3.7%
PDF Solutions, Inc.	3.7%
Vicor Corp.	3.7%
nLight, Inc.	3.7%
Lumentum Holdings, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Small Cap Growth Fund	PAGE 3	TSR-SAR-63983V605

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Needham Growth Fund
Needham Aggressive Growth Fund
Needham Small Cap Growth Fund
Core Financial Statements
June 30, 2024

Needham Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.7%
Aerospace & Defense - 0.9%
Huntington Ingalls Industries, Inc.	7,500	$ 1,847,475
RTX Corp.	2,000	200,780
		2,048,255
Biotechnology - 0.4%
G1 Therapeutics, Inc.(a)	35,000	79,800
Gilead Sciences, Inc.	14,000	960,540
		1,040,340
Chemicals - 4.5%
Aspen Aerogels, Inc.(a)	400,000	9,540,000
DuPont de Nemours, Inc.	12,500	1,006,125
		10,546,125
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc.(a)	12,250	2,770,338
Communications Equipment - 1.2%
ADTRAN Holdings, Inc.	145,000	762,700
Cambium Networks Corp.(a)	77,850	217,201
KVH Industries, Inc.(a)(b)	389,300	1,810,245
ViaSat, Inc.(a)(b)	7,500	95,250
		2,885,396
Construction & Engineering - 0.9%
Centuri Holdings, Inc.(a)	55,000	1,071,400
MDU Resources Group, Inc.	40,000	1,004,000
		2,075,400
Construction Materials - 0.2%
CRH PLC (Ireland)(a)	7,000	524,860
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.(a)	14,000	1,541,120
Electrical Equipment - 4.4%
Hammond Power Solutions, Inc. (Canada)	30,000	2,444,867
nVent Electric PLC (Ireland)	35,000	2,681,350
Vertiv Holdings Co. - Class A	13,000	1,125,410
Vicor Corp.(a)	125,000	4,145,000
		10,396,627
Electronic Equipment, Instruments & Components - 4.7%
Cognex Corp.	37,000	1,730,120
Coherent Corp.(a)	28,000	2,028,880
Corning, Inc.	41,500	1,612,275
nLight, Inc.(a)	135,000	1,475,550
TTM Technologies, Inc.(a)	52,500	1,020,075
Vishay Intertechnology, Inc.	145,000	3,233,500
		11,100,400

	Shares	Value
Health Care Equipment & Supplies - 2.5%
Becton Dickinson & Co.	18,250	$ 4,265,208
Medtronic PLC (Ireland)	20,000	1,574,200
		5,839,408
Health Care Providers & Services - 1.1%
Labcorp Holdings, Inc.	8,800	1,790,888
Quest Diagnostics, Inc.	5,500	752,840
		2,543,728
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	2,500	533,850
Insurance - 0.3%
Markel Group, Inc.(a)	500	787,830
Interactive Media & Services - 0.4%
Alphabet, Inc. - Class A	5,000	910,750
IT Services - 2.8%
Akamai Technologies, Inc.(a)	55,000	4,954,400
Unisys Corp.(a)	425,000	1,755,250
		6,709,650
Life Sciences Tools & Services - 4.7%
Bruker Corp.	20,000	1,276,200
CryoPort, Inc.(a)	50,000	345,500
Fortrea Holdings, Inc.(a)	22,500	525,150
Thermo Fisher Scientific, Inc.	16,250	8,986,250
		11,133,100
Media - 3.1%
Comcast Corp. - Class A	70,000	2,741,200
The Trade Desk, Inc. - Class A(a)	47,000	4,590,490
		7,331,690
Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp.	5,000	782,100
Navigator Holdings, Ltd. (Marshall Islands)	20,000	349,200
		1,131,300
Professional Services - 2.8%
Parsons Corp.(a)	82,000	6,708,420
Semiconductors & Semiconductor Equipment - 29.0%(c)
Analog Devices, Inc.	10,000	2,282,600
Applied Materials, Inc.	9,000	2,123,910
ASML Holding NV (Netherlands)	2,250	2,301,142
AXT, Inc.(a)	200,000	676,000
Entegris, Inc.	94,500	12,795,300
FormFactor, Inc.(a)	111,000	6,718,830
Lam Research Corp.	2,500	2,662,125
Marvell Technology, Inc.	40,500	2,830,950
MKS Instruments, Inc.	22,000	2,872,760
Nova, Ltd. (Israel)(a)	43,500	10,202,055
PDF Solutions, Inc.(a)(b)	285,000	10,368,300

See accompanying notes to financial statements.

1

Needham Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - (Continued)
Photronics, Inc.(a)	158,500	$3,910,195
SiTime Corp.(a)	12,500	1,554,750
Teradyne, Inc.	17,500	2,595,075
Veeco Instruments, Inc.(a)	93,500	4,367,385
		68,261,377
Software - 2.2%
Altair Engineering, Inc. - Class A(a)	39,000	3,825,120
Klaviyo, Inc. - Class A(a)	50,000	1,244,500
		5,069,620
Specialty Retail - 2.4%
CarMax, Inc.(a)	78,500	5,757,190
Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	6,750	1,421,685
Hewlett Packard Enterprise Co.	51,500	1,090,255
Super Micro Computer, Inc.(a)(b)	30,750	25,195,012
		27,706,952
Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	22,750	1,409,818
Trading Companies & Distributors - 0.2%
Air Lease Corp.	7,500	356,475
TOTAL COMMON STOCKS (Cost $77,443,769)		197,120,019
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Equinix, Inc.	1,500	1,134,900
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,151,184)		1,134,900

	Shares	Value
SHORT-TERM INVESTMENTS - 15.5%
Money Market Funds - 15.5%
Dreyfus Treasury Securities Cash Management - Class Institutional, 5.18%(d)	36,385,415	$36,385,415
TOTAL SHORT-TERM INVESTMENTS (Cost $36,385,415)		36,385,415
TOTAL INVESTMENTS - 99.7% (Cost $114,980,368)		$234,640,334
Other Assets in Excess of Liabilities - 0.3%		760,951
TOTAL NET ASSETS - 100.0%		$235,401,285

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of June 30, 2024 is $5,632,150.
(c)	As of June 30, 2024, the Fund had a significant portion of its assets invested in Semiconductors & Semiconductor Equipment.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Allocation of Portfolio Holdings by Country as of June 30, 2024

	(% of Investments)
United States^	$ 214,562,659	91.4%
Israel	10,202,055	4.4
Ireland	4,780,410	2.0
Canada	2,444,867	1.0
Netherlands	2,301,143	1.0
Marshall Islands	349,200	0.2
	$234,640,334	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 15.5%.
See accompanying notes to financial statements.

2

Needham Aggressive Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.0%
Aerospace & Defense - 2.2%
Astronics Corp.(a)	245,000	$ 4,907,350
DroneShield Ltd. (Australia)(a)	1,500,000	1,721,113
Electro Optic Systems Holdings Ltd. (Australia)(a)	2,750,000	2,861,851
Huntington Ingalls Industries, Inc.	32,500	8,005,725
		17,496,039
Biotechnology - 0.0%(b)
G1 Therapeutics, Inc.(a)	70,000	159,600
Building Products - 0.4%
Alpha Pro Tech, Ltd.(a)(d)	602,500	3,313,750
Chemicals - 6.8%
Aspen Aerogels, Inc.(a)	1,270,000	30,289,500
Core Molding Technologies, Inc.(a)	205,000	3,267,700
Ecovyst, Inc.(a)	730,000	6,548,100
Mativ Holdings, Inc.	430,000	7,292,800
Northern Technologies International Corp.	415,000	6,872,400
		54,270,500
Commercial Services & Supplies - 1.2%
ACV Auctions, Inc. - Class A(a)	86,500	1,578,625
Clean Harbors, Inc.(a)	33,750	7,632,562
		9,211,187
Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	310,000	1,630,600
Comtech Telecommunications Corp.(a)	1,075,000	3,257,250
KVH Industries, Inc.(a)	486,500	2,262,225
		7,150,075
Construction & Engineering - 2.4%
Centuri Holdings, Inc.(a)	225,000	4,383,000
Matrix Service Co.(a)	1,025,000	10,178,250
MDU Resources Group, Inc.	175,000	4,392,500
		18,953,750
Construction Materials - 0.9%
CRH PLC (Ireland)(a)	28,000	2,099,440
Smith-Midland Corp.(a)	185,000	5,122,650
		7,222,090
Distributors - 0.2%
Educational Development Corp.(a)(d)	750,000	1,417,500
Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc.(a)	92,500	10,182,400
Lincoln Educational Services Corp.(a)	350,000	4,151,000
Universal Technical Institute, Inc.(a)	290,000	4,561,700
		18,895,100
Electrical Equipment - 9.1%
Hammond Power Solutions, Inc. (Canada)(a)	150,000	12,224,334

	Shares	Value
nVent Electric PLC (Ireland)	75,000	$ 5,745,750
Thermon Group Holdings, Inc.(a)	535,000	16,456,600
Vertiv Holdings Co. - Class A	248,500	21,512,645
Vicor Corp.(a)	500,000	16,580,000
		72,519,329
Electronic Equipment, Instruments & Components - 10.3%
Arlo Technologies, Inc.(a)	980,000	12,779,200
Blackline Safety Corp. (Canada)(a)	600,000	1,907,825
Cognex Corp.	145,000	6,780,200
FARO Technologies, Inc.(a)	790,000	12,640,000
Luna Innovations, Inc.(a)	400,000	1,280,000
nLight, Inc.(a)	1,375,000	15,028,750
Vishay Intertechnology, Inc.	700,000	15,610,000
Vishay Precision Group, Inc.(a)	550,000	16,742,000
		82,767,975
Energy Equipment & Services - 0.0%(b)
Energy Services of America Corp.	50,000	358,000
Food Products - 2.4%
Vital Farms, Inc.(a)	417,500	19,526,475
Health Care Equipment & Supplies - 1.0%
LeMaitre Vascular, Inc.	38,500	3,167,780
Omnicell, Inc.(a)	87,500	2,368,625
Precision Optics Corp, Inc.(a)(d)	366,717	2,163,630
		7,700,035
Health Care Providers & Services - 0.4%
Labcorp Holdings, Inc.	12,300	2,503,173
Quest Diagnostics, Inc.	3,000	410,640
		2,913,813
Hotels, Restaurants & Leisure - 1.4%
Genius Sports Ltd. (Guernsey)(a)	2,100,000	11,445,000
Household Products - 1.9%
Oil-Dri Corp. of America	241,500	15,477,735
Insurance - 0.4%
Markel Group, Inc.(a)	2,150	3,387,669
Interactive Media & Services - 0.0%(b)
Illumin Holdings, Inc. (Canada)(a)	200,000	207,595
IT Services - 3.8%
Akamai Technologies, Inc.(a)(c)	80,000	7,206,400
Research Solutions, Inc.(a)(d)	2,725,000	6,948,750
Unisys Corp.(a)(d)	3,855,000	15,921,150
		30,076,300
Life Sciences Tools & Services - 0.9%
Bruker Corp.	90,000	5,742,900
CryoPort, Inc.(a)	110,000	760,100
Fortrea Holdings, Inc.(a)	45,000	1,050,300
		7,553,300

See accompanying notes to financial statements.

3

Needham Aggressive Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - 0.2%
Gorman-Rupp Co.	40,000	$1,468,400
Westinghouse Air Brake Technologies Corp.	3,000	474,150
		1,942,550
Media - 0.1%
The Trade Desk, Inc. - Class A(a)	12,000	1,172,040
Oil, Gas & Consumable Fuels - 0.7%
Adams Resources & Energy, Inc.(d)	206,500	5,782,000
Professional Services - 4.9%
Asure Software, Inc.(a)(d)	1,980,000	16,632,000
CRA International, Inc.	78,000	13,433,160
Parsons Corp.(a)	113,500	9,285,435
		39,350,595
Semiconductors & Semiconductor Equipment - 12.7%
ASML Holding NV (Netherlands)	2,700	2,761,371
AXT, Inc.(a)	75,000	253,500
Entegris, Inc.	64,000	8,665,600
FormFactor, Inc.(a)	185,000	11,198,050
MKS Instruments, Inc.	41,000	5,353,780
Nova, Ltd. (Israel)(a)	64,000	15,009,920
PDF Solutions, Inc.(a)	875,000	31,832,500
Photronics, Inc.(a)	298,250	7,357,827
SiTime Corp.(a)	9,500	1,181,610
Teradyne, Inc.	12,500	1,853,625
Veeco Instruments, Inc.(a)	347,500	16,231,725
		101,699,508
Software - 7.3%
Altair Engineering, Inc. - Class A(a)	150,000	14,712,000
American Software, Inc. - Class A	1,435,000	13,101,550
Arteris, Inc.(a)(d)	1,975,000	14,832,250
Copperleaf Technologies, Inc. (Canada)(a)	800,000	6,929,571
Klaviyo, Inc. - Class A(a)	200,000	4,978,000
Thinkific Labs, Inc. (Canada)(a)(d)	1,400,000	3,806,879
		58,360,250
Specialty Retail - 1.9%
CarMax, Inc.(a)	72,500	5,317,150
ThredUp, Inc. - Class A(a)(d)	5,785,000	9,834,500
		15,151,650
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	24,000	5,054,880
Super Micro Computer, Inc.(a)(c)	67,450	55,265,158
		60,320,038

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	165,000	$10,225,050
Trading Companies & Distributors - 0.4%
Transcat, Inc.(a)	27,500	3,291,200
TOTAL COMMON STOCKS (Cost $518,900,396)		689,317,698
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Equinix, Inc.	4,750	3,593,850
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,277,668)		3,593,850
SHORT-TERM INVESTMENTS - 15.0%
Money Market Funds - 15.0%
Dreyfus Treasury Securities Cash Management - Class Institutional, 5.18%(e)	120,395,429	120,395,429
TOTAL SHORT-TERM INVESTMENTS (Cost $120,395,429)		120,395,429
TOTAL INVESTMENTS - 101.5% (Cost $641,573,493)		$813,306,977
Liabilities in Excess of Other Assets - (1.5)%		(11,690,928)
TOTAL NET ASSETS - 100.0%		$801,616,049

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of June 30, 2024 is $2,588,855.
(d)
Affiliated security. Needham Aggressive Growth Fund owned 5% or more of the voting securities of this issuer during the six months ended June 30, 2024. As a result, this company is deemed to be an affiliate of Needham Aggressive Growth Fund as defined by the 1940 Act.

(e)	The rate shown represents a 7-day effective yield as of June 30, 2024.
See accompanying notes to financial statements.

4

Needham Aggressive Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)
Allocation of Portfolio Holdings by Country as of June 30, 2024

	(% of Investments)
United States^	$ 629,914,379	94.6%
Canada	25,076,204	3.0
Israel	15,009,920	1.8
Guernsey	11,445,500	1.4
Ireland	7,845,190	0.1
Australia	4,582,964	0.1
Netherlands	2,761,371	0.0
	$813,306,977	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 15.0%.
See accompanying notes to financial statements.

5

Needham Small Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.0%
Aerospace & Defense - 1.4%
Mercury Systems, Inc.(a)	87,500	$ 2,361,625
Chemicals - 7.1%
Aspen Aerogels, Inc.(a)	492,529	11,746,817
Communications Equipment - 20.9%
ADTRAN Holdings, Inc.	950,000	4,997,000
Calix, Inc.(a)	175,000	6,200,250
Cambium Networks Corp.(a)	675,150	1,883,668
Ciena Corp.(a)	60,000	2,890,800
Comtech Telecommunications Corp.(a)	100,000	303,000
Harmonic, Inc.(a)	600,000	7,062,000
Infinera Corp.(a)	500,000	3,045,000
KVH Industries, Inc.(a)	364,900	1,696,785
Lumentum Holdings, Inc.(a)	100,000	5,092,000
ViaSat, Inc.(a)	110,000	1,397,000
		34,567,503
Construction & Engineering - 0.2%
Centuri Holdings, Inc.(a)	17,500	340,900
Electrical Equipment - 5.9%
Generac Holdings, Inc.(a)	27,500	3,636,050
Vicor Corp.(a)	185,000	6,134,600
		9,770,650
Electronic Equipment, Instruments & Components - 18.4%
Badger Meter, Inc.	12,500	2,329,375
Cognex Corp.	47,500	2,221,100
Coherent Corp.(a)	5,000	362,300
FARO Technologies, Inc.(a)	30,000	480,000
Frequency Electronics, Inc.(a)	300,000	2,733,000
nLight, Inc.(a)(e)	560,000	6,120,800
Rogers Corp.(a)	40,000	4,824,400
TTM Technologies, Inc.(a)	376,300	7,311,509
Vishay Intertechnology, Inc.	60,000	1,338,000
Vishay Precision Group, Inc.(a)	90,000	2,739,600
		30,460,084
Hotels, Restaurants & Leisure - 1.1%
Vail Resorts, Inc.	10,000	1,801,300
IT Services - 3.1%
BigCommerce Holdings, Inc.(a)	400,000	3,224,000
Unisys Corp.(a)	475,000	1,961,750
		5,185,750
Life Sciences Tools & Services - 2.2%
Bruker Corp.	20,000	1,276,200
CryoPort, Inc.(a)	110,000	760,100
Standard BioTools, Inc.(a)	950,000	1,681,500
		3,717,800

	Shares	Value
Machinery - 1.7%
Chart Industries, Inc.(a)	20,000	$2,886,800
Oil, Gas & Consumable Fuels - 0.5%
Murphy Oil Corp.	20,000	824,800
Professional Services - 0.4%
Parsons Corp.(a)	7,000	572,670
Semiconductors & Semiconductor Equipment - 19.8%
Allegro MicroSystems, Inc.(a)	51,000	1,440,240
AXT, Inc.(a)	1,099,600	3,716,648
CEVA, Inc.(a)	150,000	2,893,500
Cohu, Inc.(a)	35,000	1,158,500
FormFactor, Inc.(a)	30,000	1,815,900
Marvell Technology, Inc.	21,000	1,467,900
MaxLinear, Inc.(a)	237,500	4,783,250
MKS Instruments, Inc.	20,000	2,611,600
PDF Solutions, Inc.(a)	170,000	6,184,600
Photronics, Inc.(a)	22,550	556,308
SiTime Corp.(a)	25,000	3,109,500
Veeco Instruments, Inc.(a)	65,000	3,036,150
		32,774,096
Software - 7.7%
Altair Engineering, Inc. - Class A(a)	5,000	490,400
Arteris, Inc.(a)	410,000	3,079,100
Yext, Inc.(a)	270,000	1,444,500
Zuora, Inc. - Class A(a)	772,500	7,670,925
		12,684,925
Technology Hardware, Storage & Peripherals - 0.6%
Intevac, Inc.(a)	100,000	386,000
Pure Storage, Inc. - Class A(a)	10,000	642,100
		1,028,100
TOTAL COMMON STOCKS (Cost $149,880,772)		150,723,820
	Contracts
WARRANTS - 0.0%(b)
Agile Therapeutics, Inc.(a)(c)	88	1
TOTAL WARRANTS (Cost $1,750)		1

See accompanying notes to financial statements.

6

Needham Small Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 8.9%
Money Market Funds - 8.9%
Dreyfus Treasury Securities Cash Management - Class Institutional, 5.18%(d)	14,794,522	$14,794,522
TOTAL SHORT-TERM INVESTMENTS (Cost $14,794,522)		14,794,522
TOTAL INVESTMENTS - 99.9% (Cost $164,677,044)		$165,518,343
Other Assets in Excess of Liabilities - 0.1%		177,615
TOTAL NET ASSETS - 100.0%		$165,695,958

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1 or 0.0% of net assets as of June 30, 2024.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of June 30, 2024 is $1,093,000.

Allocation of Portfolio Holdings by Country as of June 30, 2024

	(% of Investments)
United States^	$ 165,518,343	100.0%
	$165,695,958	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 8.9%
See accompanying notes to financial statements.

7

Statements of Assets and Liabilities
June 30, 2024

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Assets
Investments, at Value
Unaffiliated Securities (Cost $114,980,368, $807,981,195, $164,677,044)	$234,640,334	$732,654,568	$165,518,343
Affiliated Securities, (Cost $—, $88,802,093, $—)	—	80,652,409	—
Receivables:
Deposit with Broker for Securities Sold Short	237,213	—	—
Dividends and Interest	188,880	520,152	87,932
Fund Shares Sold	1,377,564	5,182,547	22,068
Investment Securities Sold	—	—	466,295
Prepaid Expenses	33,249	130,506	37,974
Total Assets	236,477,240	819,140,182	166,132,612
Liabilities
Foreign currency due to custodian (Cost $545,947, $5,322,751, $—)	546,154	5,325,782	—
Payables:
Investment Securities Purchased	101,745	508,725	50,873
Fund Shares Redeemed	117,925	10,823,360	122,681
Due to Adviser	214,623	712,638	143,127
Distribution Fees	21,650	51,619	5,522
Administration and Accounting Fees	35,599	36,867	41,696
Transfer Agent Fees	12,935	9,380	38,789
Audit and Tax Fees	9,872	37,567	1,077
Directors’ Fees	1,493	5,831	2,901
Accrued Expenses and Other Liabilities	13,959	12,364	29,988
Total Liabilities	1,075,955	17,524,133	436,654
Net Assets	$235,401,285	$801,616,049	$165,695,958
Retail Class Shares
Net Assets	107,533,007	245,553,073	39,431,704
Shares Issued and Outstanding $0.001 Par Value
(Authorized 800,000,000,100,000,000 and 100,000,000 respectively)	1,519,830	5,217,469	2,210,637
Net Asset Value and Offering Price Per Share	$70.75	$47.06	$17.84
Institutional Class Shares
Net Assets	127,868,278	556,062,976	126,264,254
Shares Issued and Outstanding $0.001 Par Value
(Authorized 800,000,000,100,000,000 and 100,000,000 respectively)	1,732,176	11,218,469	6,653,657
Net Asset Value and Offering Price Per Share	$73.82	$49.57	$18.98
Components of Net Assets
Paid-in Capital	102,165,358	630,950,815	224,097,201
Distributable Earnings	133,235,927	170,665,234	(58,401,243)
Total Net Assets	$235,401,285	$801,616,049	$165,695,958

See accompanying notes to financial statements.

8

Statements of Operations
For the Period Ended June 30, 2024

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Investment Income
Dividend Income from unaffiliated securities (net of foreign withholding tax of $1,982, $5,597, $—)	$391,577	$3,106,719	$215,829
Dividend Income from affiliated securities	—	100,200	—
Interest	601,985	1,003,013	86,716
Total Investment Income	993,562	4,209,932	302,545
Expenses
Investment Advisory Fees	1,224,599	3,961,305	1,000,798
Distribution Fees	117,564	254,652	50,066
Administration and Accounting Fees	79,489	165,891	83,736
Audit Fees	15,994	35,583	15,804
Chief Compliance Officer Fees	4,006	11,256	3,843
Custodian Fees	5,688	17,402	7,294
Directors’ Fees	3,747	13,452	4,837
Filing Fees	19,616	55,032	27,365
Legal Fees	11,691	23,898	13,242
Printing Fees	3,735	8,879	11,046
Transfer Agent Fees	28,849	83,014	49,054
Other Expenses	13,617	29,854	12,340
Total Expenses	1,528,595	4,660,218	1,279,425
Fees Waived by Investment Adviser	(61,590)	(445,586)	(215,484)
Fees Recouped by Investment Adviser	—	11,971	970
Net Expenses	1,467,005	4,226,603	1,064,911
Net Investment Income (Loss)	(473,443)	(16,671)	(762,366)
Net Realized / Unrealized Gain (Loss) from Investments, Securities Sold Short, Foreign Currency Transactions and Currency
Net Realized Gain from Unaffiliated Securities	14,304,901	3,710,279	19,149,303
Net Realized (Loss) from Affiliated Securities	—	(1,700,979)	—
Net Realized Gain from Securities Sold Short	—	—	—
Net Realized Gain (Loss) from Foreign Currency Transactions and Currency	71	(21,501)	—
Change in Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	28,721,320	80,327,049	(3,575,247)
Change in Unrealized (Depreciation) on Affiliated Investments	—	(3,919,856)	(745,384)
Change in Unrealized (Depreciation) on Foreign Currency Transactions and Currency	(208)	(3,031)	—
Net Realized / Unrealized Gain from Investments, Securities Sold Short, Foreign Currency Transactions and Currency	43,026,084	78,391,961	14,828,672
Change in Net Assets Resulting from Operations	$42,552,641	$78,375,290	$14,066,306

See accompanying notes to financial statements.

9

Statements of Changes in Net Assets

	Needham Growth Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
Change in Net Assets
Operations:
Net Investment Loss	$(473,443)	$(1,180,212)
Net Realized Gain from Investments, Securities Sold Short, Foreign Currency Transactions, and Currency	14,304,972	375,240
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Foreign Currency Translations	28,721,112	31,601,642
Change in Net Assets Resulting from Operations	42,552,641	30,796,670
Distributable Earnings:
Retail Class	—	—
Institutional Class	—	—
Total Distributable Earnings	—	—
Capital Transactions:
Retail Class:
Shares Issued	23,756,709	6,656,953
Shares Issued in Reinvestment of Distribution	—	—
Shares Exchanged for Institutional Class Shares	(1,031,606)	3,378
Shares Redeemed	(10,066,603)	(10,295,853)
Institutional Class:	—
Shares Issued	40,661,161	11,344,186
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued in Exchange for Retail Class Shares	1,031,606	(3,378)
Shares Redeemed	(8,886,501)	(11,677,683)
Total Change in Net Assets from Capital Transactions	45,464,766	(3,972,397)
Change in Net Assets	88,017,407	26,824,273
Total Net Assets
Beginning of Year	147,383,878	120,559,605
End of Year	$235,401,285	$147,383,878
Share Transaction:
Retail Class:
Number of Shares Issued	343,339	125,873
Number of Shares Reinvested	—	—
Number of Shares Exchanged for Institutional Class Shares	(15,998)	(82)
Number of Shares Redeemed	(149,814)	(207,200)
Change in Retail Class Shares	177,527	(81,409)
Institutional Class:
Number of Shares Issued	574,517	206,499
Number of Shares Reinvested	—	—
Number of Shares Issued in Exchange for Retail Class Shares	15,354	79
Number of Shares Redeemed	(126,237)	(229,045)
Change in Institutional Class Shares	463,634	(22,467)
Total Change in Shares	641,161	(103,876)

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	Needham Aggressive Growth Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
Change in Net Assets
Operations:
Net Investment Loss	$(16,671)	$(109,935)
Net Realized Gain (Loss) from Investments, Securities Sold Short, Foreign Currency Transactions, and Currency	1,987,799	(3,053,938)
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Foreign Currency Translations	76,404,162	69,063,443
Change in Net Assets Resulting from Operations	78,375,290	65,899,570
Distributable Earnings:
Retail Class	—	—
Institutional Class	—	—
Total Distributable Earnings	—	—
Capital Transactions:
Retail Class:
Shares Issued	113,265,284	88,732,423
Shares Issued in Reinvestment of Distribution	—	—
Shares Exchanged for Institutional Class Shares	(2,702,574)	(724,885)
Shares Redeemed	(33,910,579)	(25,191,895)
Capital Contribution	—	83,012
Institutional Class:	—
Shares Issued	324,492,911	185,957,962
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued in Exchange for Retail Class Shares	2,702,573	724,885
Shares Redeemed	(78,691,298)	(52,315,934)
Total Change in Net Assets from Capital Transactions	325,156,317	197,265,568
Change in Net Assets	403,531,607	263,165,138
Total Net Assets
Beginning of Year	398,084,442	134,919,304
End of Year	$801,616,049	$398,084,442
Share Transaction:
Retail Class:
Number of Shares Issued	2,467,376	2,405,751
Number of Shares Reinvested	—	—
Number of Shares Exchanged for Institutional Class Shares	(57,198)	(20,178)
Number of Shares Redeemed	(745,491)	(704,459)
Change in Retail Class Shares	1,664,687	1,681,114
Institutional Class:
Number of Shares Issued	6,813,483	4,784,150
Number of Shares Reinvested	—	—
Number of Shares Issued in Exchange for Retail Class Shares	54,357	19,251
Number of Shares Redeemed	(1,631,080)	(1,421,695)
Change in Institutional Class Shares	5,236,760	3,381,706
Total Change in Shares	6,901,447	5,062,820

See accompanying notes to financial statements.

11

Statements of Changes in Net Assets

	Needham Small Cap Growth Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023
Change in Net Assets
Operations:
Net Investment Loss	$(762,366)	$(2,101,991)
Net Realized Gain (Loss) from Investments, Securities Sold Short, Foreign Currency Transactions, and Currency	19,149,303	(38,149,724)
Net Change in Unrealized (Depreciation) on Investments, Securities Sold Short, Foreign Currency Translations	(4,320,631)	(43,233,707)
Change in Net Assets Resulting from Operations	14,066,306	(83,485,422)
Distributable Earnings:
Retail Class	—	—
Institutional Class	—	—
Total Distributable Earnings	—	—
Capital Transactions:
Retail Class:
Shares Issued	2,331,779	11,019,549
Shares Issued in Reinvestment of Distribution	—	—
Shares Exchanged for Institutional Class Shares	(48,126)	(1,472,570)
Shares Redeemed	(11,574,468)	(24,468,737)
Capital Contribution	—	210,184
Institutional Class:
Shares Issued	15,260,223	49,505,590
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued in Exchange for Retail Class Shares	48,125	1,472,570
Shares Redeemed	(20,685,294)	(76,599,573)
Total Change in Net Assets from Capital Transactions	(14,667,761)	(40,332,987)
Change in Net Assets	(601,455)	(123,818,409)
Total Net Assets
Beginning of Year	166,297,413	196,632,681
End of Year	$165,695,958	$166,297,413
Share Transaction:
Retail Class:
Number of Shares Issued	137,137	679,814
Number of Shares Reinvested	–	–
Number of Shares Exchanged for Institutional Class Shares	(2,967)	(95,196)
Number of Shares Redeemed	(707,148)	(1,611,409)
Change in Retail Class Shares	(572,978)	(1,026,791)
Institutional Class:
Number of Shares Issued	876,646	3,258,480
Number of Shares Reinvested	–	–
Number of Shares Issued in Exchange for Retail Class Shares	2,793	89,791
Number of Shares Redeemed	(1,175,792)	(4,787,158)
Change in Institutional Class Shares	(296,353)	(1,438,887)
Total Change in Shares	(869,331)	(2,465,678)

See accompanying notes to financial statements.

12

Needham Growth Fund
Financial Highlights
(For a share outstanding throughout each period/year)

	Retail Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$55.34	$43.63	$66.90	$55.89	$41.99	$33.04
Investment Operations
Net Investment Loss	(0.23)	(0.53)	(0.67)	(0.89)	(0.56)	(0.48)
Net Realized and Unrealized Gain (Loss) on Investments	15.64	12.24	(21.82)	16.53	17.66	14.18
Total from Investment Operations	15.41	11.71	(22.49)	15.64	17.10	13.70
Less Distributions
Net Realized Gains	—	—	(0.78)	(4.63)	(3.20)	(4.75)
Total Distributions	—	—	(0.78)	(4.63)	(3.20)	(4.75)
Net Asset Value, End of Year	$70.75	$55.34	$43.63	$66.90	$55.89	$41.99
Total Return	27.92%	26.85%	(33.66)%	27.68%	41.59%	42.31%(1)
Net Assets, End of Year (000’s)	$107,533	$74,277	$62,117	$101,366	$82,628	$65,526
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.69%	1.78%	1.85%	1.78%	1.85%	1.98%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.70%	1.78%	1.85%	1.78%	1.85%	1.95%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.70%	1.78%	1.85%	1.78%	1.83%	2.01%
Ratio of Net Investment Loss to Average Net Assets	(0.68)	(1.07)%	(1.34)%	(1.40)%	(1.23)%	(1.21)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(0.68)	(1.07)%	(1.34)%	(1.40)%	(1.21)%	(1.24)%
Portfolio turnover rate	11%	9%	14%	15%	15%	13%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.95% of the average daily net assets of the Retail Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

See accompanying notes to financial statements.

13

Needham Growth Fund
Financial Highlights
(For a share outstanding throughout each period/year)

	Institutional Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$57.63	$45.27	$69.06	$57.36	$42.83	$33.45
Investment Operations
Net Investment Loss	(0.11)	(0.36)	(0.47)	(0.68)	(0.36)	(0.26)
Net Realized and Unrealized Gain (Loss) on Investments	16.30	12.72	(22.54)	17.01	18.09	14.39
Total from Investment Operations	16.19	12.36	(23.01)	16.33	17.73	14.13
Less Distributions
Net Realized Gains	—	—	(0.78)	(4.63)	(3.20)	(4.75)
Total Distributions	—	—	(0.78)	(4.63)	(3.20)	(4.75)
Net Asset Value, End of Year	$73.82	$57.63	$45.27	$69.06	$57.36	$42.83
Total Return	28.11%	27.30%	(33.34)%	28.18%	42.24%	43.13%
Net Assets, End of Year (000’s)	$127,868	$73,107	$58,441	$115,543	$58,046	$44,959
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.32%	1.40%	1.40%	1.40%	1.40%	1.43%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.32%	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.43%	1.50%	1.58%	1.50%	1.58%	1.73%
Ratio of Net Investment Loss to Average Net Assets	(0.30)%	(0.69)%	(0.90)%	(1.02)%	(0.77)%	(0.65)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(0.41)%	(0.79)%	(1.08)%	(1.12)%	(0.96)%	(0.95)%
Portfolio turnover rate	11%	9%	14%	15%	15%	13%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.21% of the average daily net assets of the Institutional Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

See accompanying notes to financial statements.

14

Needham Aggressive Growth Fund
Financial Highlights
(For a share outstanding throughout each period/year)

	Retail Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$40.47	$29.40	$40.56	$31.58	$21.77	$16.86
Investment Operations
Net Investment Loss	(0.07)	(0.17)	(0.43)	(0.59)	(0.37)	(0.30)
Net Realized and Unrealized Gain (Loss) on Investments	6.66	11.24	(10.73)	12.45	11.41	7.53
Total from Investment Operations	6.59	11.07	(11.16)	11.86	11.04	7.23
Less Distributions
Net Realized Gains	—	—	—	(2.88)	(1.23)	(2.32)
Total Distributions	—	—	—	(2.88)	(1.23)	(2.32)
Net Asset Value, End of Year	$47.06	$40.47	$29.40	$40.56	$31.58	$21.77
Total Return	16.33%	37.65%	(27.53)%	37.54%	51.39%	43.93%
Net Assets, End of Year (000’s)	$245,553	$143,772	$455,027	$63,599	$40,258	$30,238
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.66%	1.79%	1.85%	1.86%	1.95%	2.02%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.66%	1.79%	1.85%	1.86%	1.95%	1.95%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.65%	1.78%	1.82%	1.82%	1.96%	2.17%
Ratio of Net Investment Loss to Average Net Assets	(0.33)%	(0.47)%	(1.38)%	(1.62)%	(1.56)%	(1.46)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(0.32)%	(0.45)%	(1.35)%	(1.59)%	(1.57)%	(1.61)%
Portfolio turnover rate	13%	7%	11%	12%	13%	9%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.85% of the average daily net assets of the Retail Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

See accompanying notes to financial statements.

15

Needham Aggressive Growth Fund
Financial Highlights
(For a share outstanding throughout each period/year)

	Institutional Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$42.52	$30.73	$42.11	$32.49	$22.23	$17.08
Investment Operations
Net Investment Loss	0.04	0.08	(0.23)	(0.36)	(0.22)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	7.01	11.71	(11.15)	12.86	11.71	7.66
Total from Investment Operations	7.05	11.79	(11.38)	12.50	11.49	7.47
Less Distributions
Net Realized Gains	—	—	—	(2.88)	(1.23)	(2.32)
Total Distributions	—	—	—	(2.88)	(1.23)	(2.32)
Net Asset Value, End of Year	$49.57	$42.52	$30.73	$42.11	$32.49	$22.23
Total Return	16.60%	38.37%	(27.02)%	38.43%	52.36%	44.79%
Net Assets, End of Year (000’s)	$556,063	$254,313	$79,891	$76,778	$34,132	$25,821
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.16%	1.18%	1.18%	1.18%	1.33%	1.46%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.16%	1.18%	1.18%	1.18%	1.32%	1.40%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.39%	1.52%	1.55%	1.53%	1.71%	1.90%
Ratio of Net Investment Loss to Average Net Assets	0.17%	0.21%	(0.71)%	(0.95)%	(0.94)%	(0.90)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(0.06)%	(0.13)%	(1.08)%	(1.30)%	(1.32)%	(1.34)%
Portfolio turnover rate	13%	7%	11%	12%	13%	9%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.18% of the average daily net assets of the Institutional Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

See accompanying notes to financial statements.

16

Needham Small Cap Growth Fund
Financial Highlights
(For a share outstanding throughout each period/year)

	Retail Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$16.38	$15.50	$23.19	$25.80	$17.59	$12.40
Investment Operations
Net Investment Loss	(0.12)	(0.07)	(0.26)	(0.48)	(0.32)	(0.22)
Net Realized and Unrealized Gain (Loss) on Investments	1.58	0.95	(6.79)	3.69	12.06	6.89
Total from Investment Operations	1.46	0.88	(7.05)	3.21	11.74	6.67
Less Distributions
Net Realized Gains	—	—	(0.64)	(5.82)	(3.53)	(1.48)
Total Distributions	—	—	(0.64)	(5.82)	(3.53)	(1.48)
Net Asset Value, End of Year	$17.84	$16.38	$15.50	$23.19	$25.80	$17.59
Total Return	8.91%	5.68%	(30.33)%	10.98%	71.35%	54.45%
Net Assets, End of Year (000’s)	$39,432	$45,583	$59,054	$112,830	$89,206	$85,521
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.78%	1.80%	1.85%	1.85%	1.85%	1.87%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.78%	1.80%	1.85%	1.85%	1.85%	1.87%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.81%	1.84%	1.86%	1.83%	1.80%	2.07%
Ratio of Net Investment Loss to Average Net Assets	(1.40)%	(0.48)%	(1.47)%	(1.72)%	(1.64)%	(1.36)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.43)%	(0.51)%	(1.48)%	(1.70)%	(1.59)%	(1.56)%
Portfolio turnover rate	13%	126%	109%	133%	191%	136%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual FundOperating Expenses exceed 1.85% of the average daily net assets of the Retail Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

See accompanying notes to financial statements.

17

Needham Small Cap Growth Fund
Financial Highlights
(For a share outstanding throughout each period/year)

	Institutional Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$17.37	$16.40	$24.32	$26.64	$17.96	$12.57
Investment Operations
Net Investment Loss	(0.07)	0.03	(0.14)	(0.31)	(0.20)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	1.68	0.94	(7.14)	3.81	12.41	6.99
Total from Investment Operations	1.61	0.97	(7.28)	3.50	12.21	6.87
Less Distributions
Net Realized Gains	—	—	(0.64)	(5.82)	(3.53)	(1.48)
Total Distributions	—	—	(0.64)	(5.82)	(3.53)	(1.48)
Net Asset Value, End of Year	$18.98	$17.37	$16.40	$24.32	$26.64	$17.96
Total Return	9.27%	5.85%	(29.82)%	11.74%	72.51%	55.31%
Net Assets, End of Year (000’s)	$126,264	$120,715	$137,578	$173,855	$127,943	$46,589
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.18%	1.18%	1.18%	1.18%	1.18%	1.22%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.18%	1.18%	1.18%	1.18%	1.18%	1.22%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.53%	1.57%	1.62%	1.54%	1.57%	1.83%
Ratio of Net Investment Loss to Average Net Assets	(0.80)%	0.16%	(0.76)%	(1.04)%	(0.97)%	(0.72)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.15)%	(0.23)%	(1.21)%	(1.40)%	(1.35)%	(1.33)%
Portfolio turnover rate	13%	126%	109%	133%	191%	136%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual FundOperating Expenses exceed 1.18% of the average daily net assets of the Institutional Class shares of the Fund (“Expense Cap”). For a period of up to 36months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Capin effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

See accompanying notes to financial statements.

18

Needham Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. Organization
Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are “diversified” for purposes of the 1940 Act. Please refer to the most recently filed Registration Statement and Statement of Additional Information for a detailed description of each Portfolio’s investment strategy. The Company was organized as a Maryland corporation on October 12, 1995. NGF, NAGF, and NSCGF each currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class of each Portfolio commenced operations on December 30, 2016.
Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
2. Class Specific Expenses
Class level expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Portfolio. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Portfolio expenses are allocated by class based on relative net assets. Distribution Fees incurred in connection with the Company’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 are expensed at 0.25% of average daily net assets of the Retail Class shares, and the specific amounts are detailed in Note 5.
3. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last reported sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Company’s Valuation Designee in accordance with Fair Value Procedures. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) established by the Valuation Designee. The Company’s Board of Directors (the “Board”) has designated the Portfolios’ investment adviser as the Company’s Valuation Designee.
When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

19

Needham Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. The Portfolios value their investments in money market funds based on their daily net asset values.
Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (sold short) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.
Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized/unrealized gains (losses) arising from changes in the exchange rates are included with the net realized/unrealized gain (loss) from affiliated and unaffiliated securities, securities sold short and foreign currency translations. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.
The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the period ended June 30, 2024.
Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.
Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.
Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.
As of December 31, 2023, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2023, open Federal and New York tax years include the tax years ended December 31, 2020 through December 31, 2023. The Portfolios have no tax examinations in progress.

20

Needham Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.
The following is a summary categorization, as of June 30, 2024, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:
Needham Growth Fund

	Level 1	Level 2	Level 3	Total
Assets(1)
Common Stocks	$198,254,919	$ —	$ —	$198,254,919
Short-Term Investments	36,385,415	—	—	36,385,415
Total	$234,640,334	$—	$—	$234,640,334

Needham Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Assets(1)
Common Stocks	$692,911,548	$ —	$ —	$692,911,548
Short-Term Investments	120,395,429	—	—	120,395,429
Total	$813,306,977	$—	$—	$813,306,977

Needham Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets(1)
Common Stocks	$150,723,820	$ —	$ —	$150,723,820
Warrants	—	—	1	1
Short-Term Investments	14,794,522	—	—	14,794,522
Total	$165,518,342	$—	$1	$165,518,343

(1)	Please refer to the Schedule of Investments to view segregation by industry.

21

Needham Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
4. Investment Advisory and Administrative Services
The Company has engaged Needham Investment Management L.L.C. (the “Adviser”) to manage its investments pursuant to an Investment Advisory Agreement. The Company pays the Adviser an investment advisory fee at the annual rate of 1.25% of the average daily net assets of each Portfolio.
The Adviser has entered into an agreement with the Company (the “Expense Limitation Agreement”) whereby the Adviser has contractually agreed to waive its investment advisory fee for, and to reimburse expenses of, the Institutional Class and Retail Class shares of each Portfolio in an amount that limits annual operating expenses to not more than 1.21% and 1.95% for NGF, 1.18% and 1.85% for NAGF, and 1.18% and 1.85% for NSCGF, of the average daily net assets of the Portfolio’s Institutional Class and Retail Class, respectively (excluding taxes, interest, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary items, but including the investment advisory fee stated in the Investment Advisory Agreement). The Expense Limitation Agreement is effective for the period from April 29, 2024 through April 29, 2025. The Expense Limitation Agreement shall continue in effect from year to year thereafter only upon mutual agreement of the Company and the Adviser. Similar agreements were in effect for periods prior to April 29, 2024.
Any reimbursements or fee waivers made by the Adviser in respect of a Portfolio are subject to recoupment by the Adviser, to the extent that the Portfolio is able to make the repayment within the expense limitation established in the Expense Limitation Agreement. Under the Expense Limitation Agreement, the Adviser has a right to receive from each Portfolio class reimbursement for fee waivers and/or expense reimbursements made pursuant to the Agreement for a period of up to 36 months from the time of any waiver or reimbursement. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through December 31 of the period indicated:

	2027	2026	2025	2024	Total
NGF (Retail Class)	$—	$—	$—	$—	$—
NGF (Institutional Class)	54,337	63,757	144,749	49,994	312,837
NAGF (Retail Class)	—	—	—	—	—
NAGF (Institutional Class)	445,586	467,987	307,532	104,463	1,325,568
NSCGF (Retail Class)	6,401	35,362	45,556	—	87,319
NSCGF (Institutional Class)	209,082	455,161	597,068	406,568	1,667,879

The Company and Fund Services (the “Administrator”) are parties to a Fund Administration Servicing Agreement. The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate based on a percentage of the value of each Portfolio’s assets. The Administrator is also compensated for any out of pocket expenses that are reasonably incurred in carrying out its duties under this agreement. The Administrator also provides transfer agent services pursuant to a Transfer Agent Servicing Agreement for additional fees.
Certain officers of the Company are also officers of the Adviser and/or Needham & Company, LLC (the “Distributor”), an affiliate of the Adviser. Such officers receive no fees from the Company for serving as officers of the Company. Each of the three Directors who is not an “interested person” (as defined in the 1940 Act) of the Company (each, an “Independent Director”) receives a quarterly retainer of $3,750 and a per-meeting fee of $1,000. Each Independent Director is also a member of the Audit Committee of the Board and receives a fee of $1,000 per meeting attended. An affiliate of the Adviser provides an employee to serve as Chief Compliance Officer for the Company and to provide certain related services. The affiliate pays the Chief Compliance Officer’s compensation for acting as such and the Company reimburses the affiliate for the Company’s allocated portion of the expense.
5. Distribution Plan and Brokerage Commissions
The Company has adopted an Amended and Restated Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay compensation to the Distributor or any other distributor or financial institution with which the Company has an agreement with respect to the Retail Class of each Portfolio, with the amount

22

Needham Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
of such compensation not to exceed an annual rate of 0.25% of the daily average net assets of each Portfolio’s Retail Class shares. During the period ended June 30, 2024, NGF, NAGF, and NSCGF Retail Class shares incurred $117,564, $254,652 and $50,066, respectively, pursuant to the Plan.
During the period ended June 30, 2024, NGF, NAGF and NSCGF incurred and paid brokerage commissions to the Distributor in the amount of $9,843, $37,557, and $187,849, respectively.
6. Temporary Borrowings
Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.
The Portfolios did not engage in any temporary borrowings during the period ended June 30, 2024.
7. Short Sale Transactions
During the period ended June 30, 2024, NGF sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount as “Deposit with Broker for Securities Sold Short” and a corresponding liability, which is marked-to- market to reflect current value. The broker for the Portfolios’ short sale transactions requires maintenance by each Portfolio of a minimum amount of collateral at all times, regardless of whether any short sales are outstanding. To the extent necessary to meet the broker’s collateral requirements for open short positions, additional securities will be segregated above the minimum to cover the short positions. At June 30, 2024, the market value of securities separately segregated to cover short positions was $5,632,150, $2,588,855, and $1,093,000 for NGF, NAGF and NSCGF, respectively.
Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $237,213, $-, and $- pledged as collateral with a broker in connection with any open short positions for NGF, NAGF, and NSCGF, respectively as of June 30, 2024. NGF, NAGF and NSCGF did not hold any securities sold short as of June 30, 2024.
8. Investment Transactions
The following summarizes the aggregate amount of the cost of purchases and proceeds from sales of investment securities and securities sold short, excluding short-term securities, during the period ended June 30, 2024:

	Purchases	Sales
NGF
Long Transactions	$28,479,823	$18,188,912
Short Sale Transactions	—	53,800
NAGF
Long Transactions	326,140,279	14,616,940
Short Sale Transactions	—	—
NSCGF
Long Transactions	42,764,340	67,455,423
Short Sale Transactions	—	—

9. Financial Instruments With Off-Balance Sheet Risk
In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.
Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to

23

Needham Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.
10. Indemnification
Under the Company’s organizational documents, the Company’s Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown.
However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
11. Transactions with Affiliates
NAGF owned 5% or more of the voting securities of the following companies during the period ended June 30, 2024. As a result, each of these companies is deemed to be an “affiliated person” (as defined in the 1940 Act) of NAGF (and the other Portfolios). Transactions during the year in affiliated companies were as follows:

Security Name	Value at January 1, 2024	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income	Value at June 30, 2024	Share Balance June 30, 2024
Alpha Pro Tech, Ltd.	$1,163,800	$2,305,681	$—	$(155,731)	$—	$—	$3,313,750	602,500
Adams Resources & Energy, Inc.	3,586,660	1,816,799	(95,252)	501,145	(27,352)	100,200	5,782,000	206,500
Educational Development Corp.	649,600	388,754	—	379,146	—	—	1,417,500	750,000
ThredUp, Inc.	4,280,625	8,001,354	(405,159)	(369,116)	(1,673,205)	—	9,834,500	5,785,000
Thinkific Labs, Inc.	—	3,864,315	—	(57,436)	—	—	3,806,878	1,400,000
Research Solutions, Inc.	3,315,000	4,246,472	—	(612,722)	—	—	6,948,750	2,725,000
Arteris, Inc.	3,534,000	9,793,186	—	1,505,064	—	—	14,832,250	1,975,000
Precision Optics Corp, Inc.	1,848,000	428,368	—	(112,738)	—	—	2,163,630	366,717
Unisys Corp.	10,537,500	10,556,736	—	(5,173,086)	—	—	15,921,150	3,855,000
Asure Software, Inc.	3,094,000	14,157,963	—	(619,963)	—	—	16,632,000	1,980,000
	$32,009,185	$ 55,559,628	$ (500,410)	$ (4,715,437)	$ (1,700,556)	$ 100,200	$80,652,409*

*	The value of these securities agrees to the Investments in Affiliated Securities, at Value in the Statements of Assets and Liabilities.
12. Federal Income Taxes
No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses and distributions paid in connection with redemptions. To the extent these differences are permanent, they are charged or credited to paid-in

24

Needham Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
capital or distributable earnings, as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio. For the year ended December 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
NGF	—	$56,700,592
NAGF	—	305,794,498
NSCGF	—	238,764,962

As of December 31, 2023, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NGF	$56,333,702	$96,494,207	$(5,610,168)	$90,884,039
NAGF	301,408,226	116,197,338	(20,873,311)	95,324,027
NSCGF	163,480,980	26,569,338	(22,455,240)	4,114,098

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses and as it relates to NAGF Passive Foreign Investment Company income. As of December 31, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

	NGF	NAGF	NSCGF
Undistributed ordinary income	$—	$—	$—
Undistributed long-term capital gains	—	—	—
Other accumulated appreciation (depreciation)	(200,753)	(3,034,083)	(76,581,647)
Unrealized appreciation (depreciation)	90,884,039	95,324,027	4,114,098
Total accumulated earnings (loss)	$90,683,286	$92,289,944	$(72,467,549)

As of December 31, 2023, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
NGF	$(191,869)	$(8,844)	Indefinite
NAGF	$(526,527)	$(2,504,901)	Indefinite
NSCGF	$(18,157,043)	$(58,424,604)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2023 the Portfolios had no such losses to defer.
13.	Subsequent Events
Management has evaluated subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

25

Supplementary Information
June 30, 2024 (Unaudited)
Federal Income Tax Information
For the fiscal year ended December 31, 2023, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income reported as qualified dividend income was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2023 was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

The percentage of taxable ordinary income distributions that are designed as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

Privacy Policy
It is the policy of the Company to keep personally identifiable financial information about you as an individual (“nonpublic personal information”) confidential, and use or disclose it only as necessary to provide services to you or the Company or as otherwise required or permitted by law. We may collect the following nonpublic personal information about you:
•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, other financial information and information about how you vote your shares.

We disclose nonpublic personal information about current and former shareholders to companies that provide necessary services to the Company. These companies include the transfer agent, distributor, administrator and investment adviser as well as other affiliates of the Company. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information and restrict access to this information to those persons who need it to provide services to you or the Company or who are otherwise permitted by law to receive it. In the event that you hold any shares of our funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information is shared with nonaffiliated third parties. If you have any questions concerning the Company’s Privacy Policy, please call 1-800-625-7071.
Disclosure of Portfolio Holdings
Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. For the Portfolios, this would be for the fiscal quarters ending March 31 and September 30. Each Portfolio’s Form N-PORT reports are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

26

Supplementary Information
June 30, 2024 (Unaudited)(Continued)
Voting Proxies on Company Portfolio Securities
A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.
Household Delivery of Shareholder Documents
To reduce expenses, the Company may mail only one copy of the Portfolios’ prospectuses, proxy statements, information statements, and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-800-625-7071 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.
Index Disclaimer
The Portfolios have been developed solely by the Adviser. The Portfolios are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Russell 2000 Index and the Russell 3000 Index (together, the “Indexes”) vest in the relevant LSE Group company which owns the Index. “Russell®” is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Portfolios. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Portfolios or the suitability of the Indexes for the purpose to which it is being put by the Adviser.
The source of the data for each of the Indexes is the LSE Group. © LSE Group 2021. All rights in the Indexes or data vest in the relevant LSE Group company which owns the Index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the Indexes or data and no party may rely on any Indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

27

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on March 11, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable to open-ended investment companies.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Chief Executive Officer)

Date	9/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Chief Executive Officer)

Date	9/5/24

By (Signature and Title)	/s/ James W. Giangrasso
James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date	9/5/24